HOTEL OPERATING COSTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
HOTEL OPERATING COSTS
Rents		1,255,663	916,357	655,247
Utilities		273,314	215,768	150,865
Personnel cost		638,511	505,773	329,078
Depreciation and amortization		453,062	337,162	227,938
Consumable, food and beverage		391,715	333,245	228,244
Others		169,401	145,597	111,965
Total	$ 525,574	3,181,666	2,453,902	1,703,337